Average Annual Total Returns - VIPRealEstatePortfolio-InitialServiceService2PRO - VIPRealEstatePortfolio-InitialServiceService2PRO - VIP Real Estate Portfolio	Apr. 29, 2023
VIP Real Estate Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(27.51%)
Past 5 years	1.70%
Past 10 years	5.11%
VIP Real Estate Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(27.59%)
Past 5 years	1.60%
Past 10 years	5.00%
VIP Real Estate Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(27.69%)
Past 5 years	1.45%
Past 10 years	4.85%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWEJ
Average Annual Return:
Past 1 year	(26.12%)
Past 5 years	1.02%
Past 10 years	4.97%